SEGMENT INFORMATION - Schedule of Non-current Assets Other Than Deferred Tax Assets by Jurisdiction (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 2,189,006	$ 1,688,825
Spain
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	621,161	625,034
United States of America
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	574,970	194,684
Argentina
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	159,537	160,934
France
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	114,413	114,079
Brazil
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	109,307	136,426
Colombia
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	89,460	61,447
United Kingdom
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	69,181	60,150
Mexico
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	54,155	56,012
Uruguay
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	54,037	54,109
Italy
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	39,579	39,224
Romania
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	39,475	7,173
Bulgaria
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	38,214	0
Denmark
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	31,673	32,124
India
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	28,278	25,157
United Arab Emirates
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	27,840	5
Germany
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	24,393	24,973
Australia
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	24,112	24,776
Canada
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	20,612	21,173
Republic of South Africa
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	17,463	0
Hong Kong
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	15,924	15,931
Chile
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	9,034	12,341
Peru
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	6,944	6,656
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	5,545	12
Luxembourg
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	4,226	4,226
Costa Rica
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	3,195	5,067
Belarus
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	2,011	3,216
Ukraine
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	1,497	1,484
Poland
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	1,487	769
Ecuador
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	737	754
Moldova
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	271	594
Vietnam
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	132	219
Other countries
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 143	$ 76